TAXATION - Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Income/(loss) before income taxes	¥ 259,941	$ 35,612	¥ 7,490,165	¥ 1,976,709
Cayman Islands
TAXATION
Income/(loss) before income taxes	(110,759)		(607,235)	(639,136)
PRC
TAXATION
Income/(loss) before income taxes	(1,123,109)		9,798,930	2,743,467
Other countries
TAXATION
Income/(loss) before income taxes	¥ 1,493,809		¥ (1,701,530)	¥ (127,622)